License Agreements	12 Months Ended
Dec. 31, 2015
Research and Development [Abstract]
License Agreements

12. License Agreements

As part of its business, the Company enters into licensing agreements with third parties that often require milestone and royalty payments based on the progress of the asset through development stages. Milestone payments may be required, for example, upon approval of the product for marketing by a regulatory agency. In certain agreements, the Company is required to make royalty payments based upon a percentage of the sales of the products licensed pursuant to such agreements.

The expenditures required under these arrangements may be material individually in the event that the Company develops product candidates covered by the intellectual property licensed under any such arrangement, and in the unlikely event that milestones for multiple products covered by these arrangements were reached in the same period, the aggregate charge to expense could be material to the results of operations. In addition, these arrangements often give the Company discretion to unilaterally terminate development of the product, which would allow the Company to avoid making the contingent payments; however, the Company is unlikely to cease development if the compound successfully achieves clinical testing objectives.

Advirna. We have entered into agreements with Advirna, pursuant to which Advirna assigned to us its existing patent and technology rights related to sd-rxRNA technology in exchange for our agreement to pay Advirna an annual maintenance fee of $100,000. Pursuant to the terms of the agreement, during the year ended December 31, 2014, we paid to Advirna and recorded research and development expense of $350,000 for a one-time milestone payment upon the issuance of the first patent with valid claims covering the assigned technology. Additionally, we will be required to pay a 1% royalty to Advirna on any licensing revenue received by us with respect to future licensing of the assigned Advirna patent and technology rights. We also granted back to Advirna a license under the assigned patent and technology rights for fields of use outside human therapeutics.

Our rights under the Advirna agreement will expire upon the later of: (i) the expiration of the last-to-expire of the “patent rights” (as defined) included in the Advirna agreement; or (ii) the abandonment of the last-to-be abandoned of such patents, unless earlier terminated in accordance with the provisions of the agreement.

We may terminate the Advirna agreement at any time upon 90 days’ written notice to Advirna, and Advirna may terminate the agreement upon 90 days’ prior written notice in the event that we cease using commercially reasonable efforts to research, develop, license or otherwise commercialize the patent rights or “royalty-bearing products” (as defined), provided that we may refute such claim within such 90-day period by showing budgeted expenditures for the research, development, licensing or other commercialization consistent with other technologies of similar stage of development and commercial potential as the patent rights or royalty-bearing products. Further, either party at any time may provide to the other party written notice of a material breach of the agreement. If the other party fails to cure the identified breach within 90 days after the date of the notice, the aggrieved party may terminate the agreement by written notice to the party in breach.

Hapten. On December 17, 2014, the Company entered into the Assignment and License Agreement with Hapten under which Hapten agreed, effective at a closing that was subject to the satisfaction of certain closing conditions which occurred in February 2015, to sell and assign to us certain patent rights and related assets and rights, including an investigational new drug application and clinical data, for Hapten’s Samcyprone™ products for therapeutic and prophylactic use. Samcyprone™ is a proprietary formulation of diphenylcyclopropenone (“DPCP”), an immunomodulation agent that works by initiating a T-cell response. Hapten has been developing Samcyprone™ for the treatment of warts, alopecia areata and cutaneous metastases of malignant melanoma.

Under the Assignment and License Agreement, Hapten received at closing an upfront payment from us, paid in cash and stock, and will be entitled to receive: (i) future milestone payments tied to the achievement of certain clinical and commercial objectives (all of which payments may be made at our option in cash or through the issuance of common stock); and (ii) escalating royalties based on product sales by us and any sublicensees. The Assignment and License Agreement with Hapten is described further in Note 8.